Janus Henderson International Dividend Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended	149 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.70%	5.10%	5.26%	6.45%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.42%	5.70%	5.56%	6.52%
Performance Inception Date	Aug. 01, 2012
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.57%	5.24%	5.09%	5.95%
Performance Inception Date	Aug. 01, 2012
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.77%	6.59%	6.35%	7.36%
Performance Inception Date	Aug. 01, 2012